OTHER COMPREHENSIVE (LOSS) INCOME - Other Comprehensive (Losses) Gains (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Foreign currency translation
Net unrealized foreign currency translation (losses) gains in respect of foreign operations	$ (183)	$ 208	$ (517)	$ 386
Reclassification of realized foreign currency translation (losses) to net income on dispositions of foreign operations	(29)	0	(35)	0
Gains (losses) on hedges of net investments in foreign operations	177	(121)	349	(200)
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	0	(6)	0
Foreign currency translation	(35)	87	(209)	186
Cash flow hedges
(Losses) gains on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2024 of nil million and $(1) million (2023 – $(31) million and $(29) million)	(14)	275	12	231
Cash flow hedges	(14)	275	12	231
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	(1)	1	(1)	1
(Losses) gains on derivatives designated as cash flow hedges	(13)	17	(18)	3
Equity accounted investments	(14)	18	(19)	4
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2024 of $1 million and $(5) million (2023 – nil and nil)	(4)	(2)	5	(15)
Share of revaluation (losses) on equity accounted investments	(1)	0	(1)	0
Net remeasurement gains on defined benefit obligations	0	(2)	0	(2)
Revaluation gains, net of income taxes for the three and six months ended Jun. 30, 2024 of nil and nil (2023 – $1 million and $(1) million)	0	(2)	0	2
Items that will not be reclassified to net income:	(5)	(6)	4	(15)
Total other comprehensive (loss) income	$ (68)	$ 374	$ (212)	$ 406